Warrants (Tables)	12 Months Ended
Jun. 30, 2022
Schedule Of Warrants
			As at				As at
Issued	Expiration	Exercise	June 30,				June 30,
Date	Date	Price	2021	Issued	Cancelled	Exercised	2022
October 25, 2019	October 25, 2021	CAD $0.90	787,780	-	-	(787,780)	-
July 2, 2020	July 2, 2022	CAD $0.65	1,902,056	-	-	(1,902,056)	-
May 19, 2021	May 19, 2023	CAD $1.00	23,214,286	-	-	-	23,214,286
Totals			25,904,122	-	-	(2,689,836)	23,214,286
			As at				As at
Issued	Expiration	Exercise	June 30,				June 30,
Date	Date	Price	2020	Issued	Cancelled	Exercised	2021
August 17, 2018	August 17, 2020	CAD $1.00	1,065,265	-	(1,065,265)	-	-
October 25, 2019	October 25, 2021	CAD $0.90	1,453,892	-	-	(666,112)	787,780
July 2, 2020	July 2, 2022	CAD $0.65	-	3,078,941	-	(1,176,885)	1,902,056
May 19, 2021	May 19, 2023	CAD $1.00	-	23,214,286	-	-	23,214,286
Totals			2,519,157	26,293,227	(1,065,265)	(1,842,997)	25,904,122